Variable Interest Entities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Tax Credit Structures
Variable Interest Entity [Line Items]
Carrying amounts	$ 222.3	$ 248.2
Liabilities related to undrawn commitments	19.8	33.1
Leveraged Leasing Transactions
Variable Interest Entity [Line Items]
Carrying amounts	$ 671.2	$ 673.6
Leveraged Leasing Transactions | Lower Limit
Variable Interest Entity [Line Items]
Funding of asset's cost via an equity interest	20.00%	20.00%
Funding of asset's cost via third party non recourse debt holders	70.00%	70.00%
Leveraged Leasing Transactions | Upper Limit
Variable Interest Entity [Line Items]
Funding of asset's cost via an equity interest	30.00%	30.00%
Funding of asset's cost via third party non recourse debt holders	80.00%	80.00%